CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	$ 12,472,000	$ 14,219,000
Intangible assets	132,682,000	103,095,000
Property, plant and equipment	486,678,000	487,196,000
Other financial assets	26,717,000	19,744,000
Deferred tax assets		6,580,000
Receivables from related parties	1,763,000	1,558,000
Other non-current assets	21,436,000	22,451,000
Total non-current assets	681,748,000	654,843,000
Current assets
Inventories	306,160,000	347,139,000
Trade receivables	191,536,000	188,816,000
Other receivables	74,665,000	83,103,000
Current income tax assets	5,564,000	7,692,000
Other financial assets	11,104,000	5,569,000
Other current assets	21,716,000	52,014,000
Restricted cash and cash equivalents	175,000	298,000
Cash and cash equivalents	122,812,000	132,973,000
Total current assets	733,732,000	817,604,000
Total assets	1,415,480,000	1,472,447,000
Equity
Share capital	1,962,000	1,962,000
Share Premium	86,220,000	86,220,000
Treasury Shares	(19,050,000)	(14,360,000)
Reserves	905,243,000	890,346,000
Translation differences	(212,735,000)	(275,829,000)
Valuation adjustments	4,677,000	8,630,000
Result attributable to the Parent	(170,700,000)	23,538,000
Equity attributable to the Parent	595,617,000	720,507,000
Non-controlling interests	96,640,000	113,738,000
Total equity	692,257,000	834,245,000
Non-current liabilities
Deferred income	26,394,000	8,014,000
Provisions	30,487,000	24,384,000
Provisions for pensions	28,903,000	27,618,000
Bank borrowings	60,136,000	13,911,000
Lease liabilities	57,429,000	56,585,000
Derivative financial liabilities.	45,198,000	1,086,000
Other financial liabilities	22,035,000	24,602,000
Deferred tax liabilities	11,005,000	19,629,000
Other non-current liabilities	345,000	13,759,000
Total non-current liabilities	281,932,000	189,588,000
Current liabilities
Provisions	87,308,000	83,132,000
Provisions for pensions	186,000	168,000
Bank borrowings	79,876,000	43,251,000
Lease liabilities	12,254,000	12,867,000
Debt instruments	26,014,000	10,135,000
Other financial liabilities	11,408,000	48,117,000
Payables to related parties	2,577,000	2,664,000
Trade payables	144,853,000	158,251,000
Income tax liabilities	970,000	10,623,000
Other current liabilities	75,845,000	79,406,000
Total current liabilities	441,291,000	448,614,000
Total equity and liabilities	$ 1,415,480,000	$ 1,472,447,000